Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	As of December 31,
	2017	2016
	(in thousands)

Deposit in escrow account (*)	$-	$400
Government institutions	35	15
Prepaid expenses and others	81	191
	$116	$606

(*) Purchase Agreement with BOCO

On November 11, 2016, the Company, together with two of its wholly-owned subsidiaries, Stem Cell Sciences Holdings Limited and StemCells California, Inc. (collectively, with the Company, the “Sellers”), entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with BOCO Silicon Valley, Inc., a California corporation and wholly-owned subsidiary of Bright Oceans Corporation (“BOCO US”).